Material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Asset Class	Estimated Useful Life
Processing plant & related components and infrastructure	Units of production over life of mine
Mobile and other mine equipment components	3 to 10 years
Computer equipment and software	3 years
Right‐of‐use assets	Straight‐line over lease term